Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2022	¥ 97,954	$ 15,371
2023	26,846	4,213
2024	5,917	929
2025	491	77
Total lease payment	131,208	20,590
Less imputed interest	(6,429)	(1,008)
Total	¥ 124,779	$ 19,582